SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Stock Based Compensation
	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2023	-	-		-
Granted	4,105	0.02385	*	38.00
Cancelled/forfeited	-	-		-
Vested	4,105	0.02385	*	38.00
Balance as of December 31, 2024 and 2025	-	-		-
*	The weighted average exercise price of USD 0.02385 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	48,000	0.000015	*	92.00
Granted of December 31, 2024	18,000	0.000015	*	92.00
Cancelled/forfeited	-	-		-
Vested	66,000	0.000015	*	92.00
Balance as of December 31, 2024	-	-		-
*	The weighted average exercise price of USD 0.0000015 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	As of December 31, 2024, the Company recorded a prepaid balance of $1,081,000 relating to payments made to consultants, which was recognized as share-based compensation expenses during 2025.

***	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2024	-	-		-
Granted of February 3, 2025	43,000	0.000015	*	90.00
Granted of December 5, 2025	27,000	0.000015	*	10.00
Cancelled/forfeited	-	-		-
Vested	70,000	0.000015	*	90.00
Balance as of December 31, 2025	-	-		-
	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2024	-	-		-
Granted of December 5, 2025	130,000	0.00001	*	10.00
Vested	130,000	0.00001	*	10.00
Balance as of December 31, 2025	-	-		-
*	The weighted average exercise price of USD 0.000015 and USD 0.00001 are calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2024	-	-		-
Granted	1,112	0.0008993	*	47.50
Cancelled/forfeited	-	-		-
Vested	1,112	0.0008993	*	47.50
Balance as of December 31, 2025	-	-		-
*	The weighted average exercise price of USD 0.0008993 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2024	-	-		-
Granted	16,000	0.0000625	*	19.10
Cancelled/forfeited	-	-		-
Vested	4,000	0.0000625	*	19.10
Balance as of December 31, 2025	12,000	0.0000625	*	19.10
*	The weighted average exercise price of USD 0.0000625 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	As of December 31, 2025, the unrecognized share-based compensation is $229,200.

***	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.

Schedule of Share-Based Compensation
	2025	2024	2023
Share-based compensation	-	155,990	-
	2025		2024	2023
Share-based compensation	1,081,000	**	5,003,000	-
**	As of December 31, 2024, the Company recorded a prepaid balance of $1,081,000 relating to payments made to consultants, which was recognized as share-based compensation expenses during 2025.
	2025	2024	2023
Share-based compensation	4,140,000	-	-
	2025	2024	2023
Share-based compensation	1,300,000	-	-
	2025		2024	2023
Share-based compensation	52,779	**	-	-

*	The weighted average exercise price of USD 0.0008993 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
	2025		2024	2023
Share-based compensation	76,400	**	-	-
**	As of December 31, 2025, the unrecognized share-based compensation is $229,200.

Schedule of Shares Granted Under Share Incentive Plan	The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:
	Maximum***	Number of shares granted***

2023 Share Incentive Plan	66,000	66,000
**	As of December 31, 2024, the Company recorded a prepaid balance of $1,081,000 relating to payments made to consultants, which was recognized as share-based compensation expenses during 2025.
	Maximum**	Number of shares granted**

2024 Share Incentive Plan	70,000	70,000
	Maximum**	Number of shares granted**

2025 Share Incentive Plan	130,000	130,000
**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
*	The weighted average exercise price of USD 0.0008993 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
**	As of December 31, 2025, the unrecognized share-based compensation is $229,200.